Share-based compensation - Schedule of fair value assumptions of share options granted (Details) - Stock options	12 Months Ended
	Dec. 31, 2022 Year $ / shares	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 1.19
Exercise price	$ 1.3
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	2.87%
Expected life | Year	3
Expected volatility	112.00%		120.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price		$ 1.96	$ 3.75
Exercise price		$ 1.7	$ 3.68
Risk free interest rate		0.34%	0.27%
Expected life | Year		2	4
Expected volatility		116.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price		$ 2.85	$ 9.54
Exercise price		$ 4.25	$ 9.8
Risk free interest rate		1.10%	1.55%
Expected life | Year		6	9
Expected volatility		132.00%